POWERSHARES EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED APRIL 20, 2018 TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION DATED APRIL 9, 2018 OF:

PowerShares Defensive Equity Portfolio

PowerShares Multi-Factor Large Cap Portfolio

PowerShares U.S. Large Cap Optimized Volatility Portfolio

(each, a “Fund” and collectively, the “Funds”)

On April 19, 2018, the Board of Trustees of PowerShares Exchange-Traded Self-Indexed Fund Trust (the “Trust”) approved changing the Funds’ names. Effective on or about June 4, 2018, the name of each Fund and all references thereto are changing as indicated below:

CURRENT NAME	NEW NAME
PowerShares Defensive Equity Portfolio	Invesco Defensive Equity ETF
PowerShares Multi-Factor Large Cap Portfolio	Invesco Multi-Factor Large Cap ETF
PowerShares U.S. Large Cap Optimized Volatility Portfolio	Invesco U.S. Large Cap Optimized Volatility ETF

On April 19, 2018, the Board of Trustees of the Trust approved changing the Trust’s name. Effective on or about June 4, 2018, the name of the Trust and all references thereto are changing as indicated below:

CURRENT NAME	NEW NAME
PowerShares Exchange-Traded Self-Indexed Fund Trust	Invesco Exchange-Traded Self-Indexed Fund Trust

In addition, effective on or about June 4, 2018, the names of the following trusts and all references thereto are changing as indicated below:

CURRENT NAME	NEW NAME
PowerShares Exchange-Traded Fund Trust	Invesco Exchange-Traded Fund Trust
PowerShares Exchange-Traded Fund Trust II	Invesco Exchange-Traded Fund Trust II
PowerShares Actively Managed Exchange-Traded Fund Trust	Invesco Actively Managed Exchange-Traded Fund Trust
PowerShares Actively Managed Exchange-Traded Commodity Fund Trust	Invesco Actively Managed Exchange-Traded Commodity Fund Trust
PowerShares India Exchange-Traded Fund Trust	Invesco India Exchange-Traded Fund Trust

Effective on or about June 4, 2018, the name of the investment adviser is changing from “Invesco PowerShares Capital Management LLC” to “Invesco Capital Management LLC” and all references thereto are changing accordingly.

Effective on or about June 4, 2018, any and all references to “PowerShares family of ETFs” are hereby changing to “Invesco family of ETFs”.

Effective on or about June 4, 2018, www.powershares.com is changing to www.invesco.com, info@powershares.com is changing to info@invesco.com, and www.powershares.com/capitalmarkets is changing to www.invesco.com/capitalmarkets, as applicable.

Effective on or about June 4, 2018, any and all references to “PowerShares” are changing to “Invesco”.

Please Retain This Supplement for Future Reference.

P-BRAND-SUP-6 042018

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